Average Annual Total Returns - Vanguard Institutional Target Retirement Income Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares Since Inception	Institutional Shares Inception Date	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions Since Inception	Institutional Shares Return After Taxes on Distributions Inception Date	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Inception Date	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) Since Inception	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Target Retirement Income Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Target Retirement Income Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Target Retirement Income Composite Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Target Retirement Income Composite Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	10.18%	6.92%	6.01%	Jun. 26, 2015	9.27%	6.00%	5.14%	Jun. 26, 2015	6.16%	5.03%	4.34%	Jun. 26, 2015	7.51%	4.44%	4.25%	Jun. 26, 2015	21.02%	15.46%	13.25%	Jun. 26, 2015	10.70%	7.10%	6.21%	Jun. 26, 2015